Organization and Description of Business	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business	Organization and Description of Business
A Place for Rover, Inc., (the “Company”) a Delaware corporation, was incorporated on June 16, 2011 and is headquartered in Seattle, Washington, with offices in Spokane, Washington and internationally in Barcelona, Spain. The Company provides an online marketplace and other related tools, support and services that pet parents and pet service providers can use to find, communicate with, and interact with each other.
In October 2018, the Company acquired all of the outstanding shares of Barking Dog Ventures, Ltd. (“DogBuddy”) to accelerate its presence and expand its growth in Europe.
On February 10, 2021, the Company entered into a Business Combination Agreement and Plan of Merger (the “Business Combination Agreement”) with Nebula Caravel Acquisition Corp. (“Caravel”) and Fetch Merger Sub, Inc. (“Merger Sub”), a wholly owned subsidiary of Caravel. Pursuant to the terms of the Business Combination Agreement, Merger Sub was to merge with and into the Company (collectively with other transactions described in the Business Combination Agreement, the “Merger”).
On July 30, 2021 (the “Closing Date”), Merger Sub merged with and into the Company, with the Company surviving as a wholly owned subsidiary of Caravel. At the Closing Date, Caravel was renamed “Rover Group, Inc.” The Company raised (1) $268.3 million of gross proceeds from the contribution of $128.3 million of net cash held in Caravel’s trust account from its initial public offering, in addition, as part of the Merger, (2) certain investors purchased an aggregate of 5,000,000 shares of Caravel Class A Common Stock at a purchase price per share of $10.00 and an aggregate purchase price of $50,000,000 (the “PIPE Investment”) and (3) $90.0 million from the sale of an aggregate of 9,000,000 shares of Class A common stock at $10.00 per share pursuant to the backstop subscription agreement with affiliates (and an assignee of such affiliates) of the sponsor of Caravel (the “Sponsor Backstop Subscription Agreement”).
Immediately before the Merger, all of the Company’s outstanding warrants were net exercised for shares of Company common stock. Upon the consummation of the Merger, all holders of Company common stock and preferred stock received shares of Caravel Class A Common Stock at a deemed value of $10.379 per share after giving effect to the applicable exchange ratio based on the completion of the following transactions contemplated by the Business Combination Agreement, as amended:
•the conversion of all outstanding shares of Company redeemable convertible preferred stock into shares of Company common stock at the then-effective conversion rate as calculated pursuant to Company’s certificate of incorporation;
•the cancellation of each issued and outstanding share of Company common stock (including shares of common stock resulting from the conversion of Company redeemable convertible preferred stock) and the conversion into a number of shares of Caravel Class A Common Stock equal to an exchange ratio of 1.0379 (‘the “Exchange Ratio” ; and
•the conversion of all outstanding vested and unvested Company stock options into options exercisable for shares of Caravel Class A Common Stock with the same terms except for the number of shares exercisable and the exercise price, each of which were adjusted using an exchange ratio of 1.2006.
The Merger is accounted for as a reverse recapitalization under U.S. GAAP. For accounting purposes, the financial statements of the Rover Group, Inc. will represent a continuation of the financial statements of the Company with the Merger treated as the equivalent of the Company issuing stock for the net assets of Caravel, accompanied by a recapitalization. Accordingly, for periods prior to the Merger, the reported share and per share amounts have been retroactively converted by applying the Exchange Ratio. Issued and outstanding shares as disclosed herein have been adjusted reflecting the Exchange Ratio. Authorized shares of redeemable convertible preferred stock of 87,611,000 and Legacy Rover common stock of 144,250,000 shares authorized for issuance reflect the amounts legally authorized without giving effect to the applicable exchange ratio.
Impact of COVID-19
On March 11, 2020, the World Health Organization declared the novel strain of coronavirus that causes the disease COVID-19 a global pandemic and recommended containment and mitigation measures worldwide, including travel restrictions and business slowdowns or shutdowns in affected areas. As a result, there has been a significant decline in demand for pet services. As a result of these developments, the Company experienced an unfavorable impact on its revenue, results of operations and cash flows in 2020 and to date in 2021.
The Company may face longer term impact from COVID-19 due to, among other factors, evolving federal, state and local restrictions and shelter-in-place orders, changes in consumer behavior and health concerns which may impact customer demand and availability of pet service providers.
The current events and economic conditions are significant in relation to the Company’s ability to fund its business operations. In response to the impact of COVID-19, the Company implemented a number of measures to minimize cash outlays, including reducing discretionary marketing and other expenses and implementing a restructuring plan in April 2020 whereby approximately 50% of employees were terminated or placed on standby. In connection with this restructuring, the Company incurred severance-related and legal costs, and modified the terms of stock options previously awarded to impacted employees.
Additionally, in March 2020, the Company borrowed $11.4 million and $15.0 million under the revolving loan and growth capital advance components, respectively, of the credit facility, and $30.0 million under the subordinated credit facility (see Note 9—Debt). In April 2020, the Company was approved for and received a $8.1 million loan from the Small Business Administration’s Paycheck Protection Program (see Note 9—Debt).
Liquidity
The Company has incurred losses and negative cash flows from operations and had an accumulated deficit of $256.3 million as of December 31, 2020. The Company has primarily funded its operations with proceeds from the issuance of redeemable convertible preferred stock and other equity transactions, debt borrowings, and with customer payments. Management expects operating losses and negative cash flows from operations to continue in the foreseeable future as the Company continues to invest in expansion activities. Management believes that the Company’s current cash and cash equivalents will be sufficient to fund its operations for at least the next 12 months from the issuance of these consolidated financial statements.
The Company’s assessment of the period of time through which its financial resources will be adequate to support its operations is a forward-looking statement and involves risks and uncertainties. The Company’s actual results could vary as a result of its near and long-term future capital requirements that will depend on many factors including its growth rate. The Company has based its estimates on assumptions that may prove to be wrong, and it could use its available capital resources sooner than its currently expects. The Company may be required to seek additional equity or debt financing. In the event that additional financing is required from outside sources, the Company may not be able to raise it on acceptable terms or at all. If the Company is unable to raise additional capital when desired, or if it cannot expand its operations or otherwise capitalize on its business opportunities because it lacks sufficient capital, its business, operating results, and financial condition would be adversely affected (see Note 18—Subsequent Events).
Organization and Description of Business
Rover Group, Inc. (formerly known as Nebula Caravel Acquisition Corp.) and its wholly owned subsidiaries (collectively “Rover” or the “Company”) is headquartered in Seattle, Washington, with offices in Spokane, Washington and internationally in Barcelona, Spain. The Company provides an online marketplace and other related tools, support and services that pet parents and pet service providers can use to find, communicate with, and interact with each other.
On July 30, 2021 (the “Closing Date” or “Closing”), Nebula Caravel Acquisition Corp. (“Caravel”) consummated the previously announced merger pursuant to a Business Combination Agreement and Plan of Merger, dated February 10, 2021 (the “Business Combination Agreement”), by and between Caravel, Fetch Merger Sub, Inc., a wholly owned subsidiary of Caravel (“Merger Sub”), and A Place for Rover, Inc. (hereinafter referred to as “Legacy Rover”). Pursuant to the terms of the Business Combination Agreement, Merger Sub merged with and into Legacy Rover, with Legacy Rover continuing as the surviving entity and as a wholly owned subsidiary of Caravel (together with the other transactions described in the Business Combination Agreement, the “Merger”). On the Closing Date, Caravel changed its name from Nebula Caravel Acquisition Corp. to “Rover Group, Inc.” See Note 3—Reverse Recapitalization for additional information.
Impact of COVID-19
On March 11, 2020, the World Health Organization declared the novel strain of coronavirus that causes the disease COVID-19 a global pandemic and recommended containment and mitigation measures worldwide, including travel restrictions and business slowdowns or shutdowns in affected areas. As a result, there was a significant decline in demand for pet services. As a result of these developments, the Company experienced an unfavorable impact on its revenue, results of operations and cash flows in 2020 and in some of the periods to date in 2021.
The COVID-19 pandemic event and economic conditions were significant in relation to the Company’s ability to fund its business operations. In response to the impact of COVID-19, the Company implemented a number of measures to minimize cash outlays, including reducing discretionary marketing and other expenses and implemented a restructuring plan in April 2020 whereby approximately 50% of employees were terminated or placed on standby. In connection with this restructuring, the Company incurred severance-related and legal costs, and modified the terms of stock options previously awarded to impacted employees.
The ongoing COVID-19 pandemic continues to impact communities globally, including in the markets we serve in the United States, Canada and Europe. The restrictive measures have not only negatively impacted consumer and business spending habits, but they have also adversely impacted, and may further impact, our workforce and operations. Although certain of these measures have now eased in some geographic regions, overall measures to contain the COVID-19 outbreak may remain in place for a significant period of time as many geographic regions are experiencing a resurgence of COVID-19 infections, as well as new variants of the virus, such as the Delta variant. The duration and severity of this pandemic, including new variants, are unknown, and the extent of the business disruption and financial impact depend on factors beyond our knowledge and control.
Liquidity
On July 30, 2021, the Company completed the Merger and received net proceeds of $235.6 million, net of transaction costs of $32.7 million. See Note 3—Reverse Recapitalization for additional information.
The Company has incurred losses from operations and had an accumulated deficit of $354.2 million as of September 30, 2021. The Company has primarily funded its operations with proceeds from the issuance of redeemable convertible preferred stock, common stock and other equity transactions, proceeds from the Merger, debt borrowings, and with customer payments. As the Company continues to invest in expansion activities, management expects operating losses could continue in the foreseeable future. Management believes that the Company’s current cash and cash equivalents will be sufficient to fund its operations for at least the next 12 months from the issuance of these condensed consolidated financial statements. The Company’s assessment of the period of time through which its financial resources will be adequate to support its operations is a forward-looking statement and involves risks and uncertainties. The Company’s actual results could vary as a result of its near and long-term future capital requirements that will depend on many factors including its growth rate. The Company has based its estimates on assumptions that may prove to be wrong, and it could use its available capital resources sooner than its currently expects. The Company may be required to seek additional equity or debt financing. In the event that additional financing is required from outside sources, the Company may not be able to raise it on acceptable terms or at all. If the Company is unable to raise additional capital when desired, or if it cannot expand its operations or otherwise capitalize on its business opportunities because it lacks sufficient capital, its business, operating results, and financial condition would be adversely affected.